Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Abstract]
Summary Of Changes In Goodwill

	Regulated Segment	Other	Consolidated
Balance at December 31, 2012	$24,031	$4,121	$28,152
Goodwill acquired during year	552	-	552
Reclassifications to utility plant
acquisition adjustment	(481)	-	(481)
Balance at December 31, 2013	24,102	4,121	28,223
Goodwill acquired during year	182	2,515	2,697
Reclassifications to utility plant
acquisition adjustment	(302)	-	(302)
Other	582	(16)	566
Balance at December 31, 2014	$24,564	$6,620	$31,184